Condensed Consolidated Interim Statements of Changes in Redeemable Convertible Preferred Shares and Capital Deficiency Equity (Unaudited) - USD ($)	Preferred Stock Redeemable Preferred A, A1,A2,A3, C and C-1 Shares	Preferred Stock Series A	Preferred Stock Series B	Preferred Stock Series C	Ordinary Shares Previously Reported	Ordinary Shares		Ordinary Shares TRAILBLAZER HOLDINGS, INC.	Additional paid in capital	Additional paid in capital TRAILBLAZER HOLDINGS, INC.	Accumulated deficit	Accumulated deficit TRAILBLAZER HOLDINGS, INC.	Total	TRAILBLAZER HOLDINGS, INC.
Balance at Dec. 31, 2023	$ 11,780,000					$ 2,000			$ 2,553,000		$ (18,944,000)		$ (16,389,000)
Balance (in Shares) at Dec. 31, 2023	903,925					628,801
Exercise of stock options and warrants									28,000				28,000
Exercise of stock options and warrants (in Shares)						22,770
Share based payments									1,551,000				1,551,000
Net loss											(15,610,000)		(15,610,000)
Balance at Dec. 31, 2024	$ 11,780,000					$ 2,000			4,132,000		(34,554,000)	$ (53,820)	(30,420,000)	$ (53,820)
Balance (in Shares) at Dec. 31, 2024	903,925				2,351,976	651,571		1,000
Balance at Jul. 15, 2024
Balance (in Shares) at Jul. 15, 2024
Issuance of common stock (in Shares)								1,000
Issuance of common stock
Net loss												(53,820)		(53,820)
Balance at Dec. 31, 2024	$ 11,780,000					$ 2,000			4,132,000		(34,554,000)	(53,820)	(30,420,000)	(53,820)
Balance (in Shares) at Dec. 31, 2024	903,925				2,351,976	651,571		1,000
Exercise of stock options and warrants									1,000				1,000
Exercise of stock options and warrants (in Shares)						12,995
Share based payments									1,389,000				1,389,000
Net loss											(3,314,000)		(3,314,000)
Balance at Mar. 31, 2025	$ 11,780,000					$ 2,000			5,522,000		(37,868,000)		(32,344,000)
Balance (in Shares) at Mar. 31, 2025	903,925					2,364,971
Balance at Dec. 31, 2024	$ 11,780,000					$ 2,000			4,132,000		(34,554,000)	(53,820)	(30,420,000)	(53,820)
Balance (in Shares) at Dec. 31, 2024	903,925				2,351,976	651,571		1,000
Exercise of stock options and warrants									3,000				$ 3,000
Exercise of stock options and warrants (in Shares)						175,049							175,049
Share based payments									3,024,000				$ 3,024,000
Issuance of common stock (in Shares)						9,892
Issuance of common stock
Stock Issued During Period, Value, Conversion of Units	$ 1,057,000
Stock Issued During Period, Shares, Conversion of Units	67,368
Adjustments to Additional Paid in Capital, Equity Component of Convertible Debt									173,000				173,000
Issuance of preferred shares C, net	$ 2,431,000
Issuance of preferred shares C, net (In Shares)	165,633
Net loss											(12,819,000)	(156,348)	(12,819,000)	(156,348)
Balance at Dec. 31, 2025	$ 15,268,000					$ 2,000			7,332,000		(47,373,000)	$ (210,168)	(40,039,000)	$ (210,168)
Balance (in Shares) at Dec. 31, 2025	1,136,926				836,512	3,019,557		1,000
Conversion of redeemable preferred shares	$ (15,268,000)						[1]		15,268,000				15,268,000
Conversion of redeemable preferred shares (in Shares)	(1,136,926)					4,103,962
Exercise of stock options and warrants									3,000				3,000
Exercise of stock options and warrants (in Shares)						47,953
Shares issued in connection with loan agreement
Shares issued in connection with loan agreement (in Shares)						2,751
Impact of closing of Business Combination							[1]		(1,564,000)				(1,564,000)
Impact of closing of Business Combination (in Shares)			5,330	10,660		4,178,485
Shares Issued to Advisors							[1]		1,009,000				1,009,000
Shares Issued to Advisors (in Shares)						1,105,000
Conversion of convertible notes							[1]		12,676,000				12,676,000
Conversion of convertible notes (in Shares)		3,061				1,356,459
Issuance of the private investment into public equity (“PIPE”) shares									6,771,000				6,771,000
Issuance of the private investment into public equity (“PIPE”) shares (in Shares)			8,000
Conversion of Series A Preferred Stock to common stock
Conversion of Series A Preferred Stock to common stock (in Shares)		(884)				250,024
Reclassification of warrant to equity									390,000				390,000
Share based payments									4,208,000				4,208,000
Net loss											(10,770,000)		(10,770,000)
Balance at Mar. 31, 2026						$ 2,000			$ 46,093,000		$ (58,143,000)		$ (12,048,000)
Balance (in Shares) at Mar. 31, 2026		2,177	13,330	10,660		14,064,191

[1]	Less than $1